Average Annual Total Returns - Class I2 - Transamerica Mid Cap Value	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.18%	7.87%	10.38%	Nov. 15, 2005	(3.87%)	4.48%	7.87%	2.90%	5.88%	8.23%	4.96%	[1]	9.73%	[1]	10.49%	[1]

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